Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income before Income Tax Expense by Jurisdiction [Table Text Block]

	2015	2016	2017
	(in millions)
Domestic income (loss)	¥1,545,510	¥735,128	¥(413,499)
Foreign income	717,146	427,542	686,042

Total	¥2,262,656	¥1,162,670	¥272,543

Details of Current and Deferred Income Tax Expense (Benefit) [Table Text Block]

	2015	2016	2017
	(in millions)
Current:
Domestic	¥300,905	¥293,337	¥176,415
Foreign	112,603	137,040	130,406

Total	413,508	430,377	306,821

Deferred:
Domestic	240,293	(22,019)	(217,485)
Foreign	12,219	(38,926)	5,117

Total	252,512	(60,945)	(212,368)

Income tax expense	666,020	369,432	94,453
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	578,161	(162,535)	20,237
Debt valuation adjustments (Note 14)	—	1,793	(3,926)
Derivatives qualifying for cash flow hedges	591	1,226	(9,443)
Defined benefit plans	5,965	(67,877)	48,504
Foreign currency translation adjustments	95,335	(43,988)	(1,957)

Total	680,052	(271,381)	53,415

Total	¥1,346,072	¥98,051	¥147,868

Reconciliation of Effective Income Tax Rate [Table Text Block]

	2015	2016	2017
Combined normal effective statutory tax rate	35.6%	33.9%	31.5%
Nondeductible expenses	0.1	0.3	2.0
Impairment of goodwill	—	9.7	0.8
Foreign tax credit and payments	(1.0)	(1.9)	(9.6)
Lower tax rates applicable to income of subsidiaries	(0.1)	(0.2)	(0.2)
Change in valuation allowance	(1.3)	(4.0)	25.4
Nontaxable dividends received	(1.6)	(1.9)	(12.5)
Undistributed earnings of subsidiaries	0.1	0.7	3.5
Tax and interest expense for uncertainty in income taxes	(0.2)	0.0	(0.6)
Noncontrolling interest income (loss)	—	(0.1)	5.4
Effect of changes in tax laws	(1.7)	(4.3)	(9.8)
Other—net	(0.5)	(0.4)	(1.2)

Effective income tax rate	29.4%	31.8%	34.7%

Components of Net Deferred Tax Assets [Table Text Block]

	2016	2017
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥497,419	¥515,553
Operating loss carryforwards	150,922	156,040
Loans	11,240	13,345
Accrued liabilities and other	173,405	174,945
Premises and equipment, including sale-and-leaseback transactions	86,773	86,681
Derivative financial instruments	—	96,048
Defined benefit plans	57,398	—
Valuation allowance	(208,282)	(268,490)

Total deferred tax assets	768,875	774,122

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	1,000,966	869,931
Intangible assets	86,672	66,692
Lease transactions	82,816	94,255
Derivative financial instruments	17,466	—
Defined benefit plans	—	8,483
Other	70,860	72,039

Total deferred tax liabilities	1,258,780	1,111,400

Net deferred tax assets (liabilities)	¥(489,905)	¥(337,278)

Operating Loss Carryforwards and Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2018	¥23,720	¥1,254
2019	2,827	264
2020	35,315	99
2021	11,907	126
2022	23,508	117
2023	65,688	117
2024 and thereafter	332,517	14,629
No definite expiration date	20,657	2,073

Total	¥516,139	¥18,679

Roll-forward of Unrecognized Tax Benefits [Table Text Block]

	2015	2016	2017
	(in millions)
Balance at beginning of fiscal year	¥13,993	¥10,940	¥9,950
Gross amount of increases for current year’s tax positions	606	1,095	888
Gross amount of increases for prior years’ tax positions	3,361	162	1,014
Gross amount of decreases for prior years’ tax positions	(6,561)	—	(95)
Net amount of changes relating to settlements with tax authorities	(809)	(1,299)	(39)
Decreases due to lapse of applicable statutes of limitations	(1,452)	(296)	(3,437)
Foreign exchange translation and others	1,802	(652)	(430)

Balance at end of fiscal year	¥10,940	¥9,950	¥7,851

Roll-forward of Interest and Penalties Recognized [Table Text Block]

	2015	2016	2017
	(in millions)
Balance at beginning of fiscal year	¥5,946	¥4,876	¥4,727
Total interest and penalties in the consolidated statements of income	(1,468)	201	(591)
Total cash settlements, foreign exchange translation and others	398	(350)	(82)

Balance at end of fiscal year	¥4,876	¥4,727	¥4,054

Status of Years under Audit or Open to Examination by Major Tax Jurisdictions [Table Text Block]

Jurisdiction	Tax years
Japan	2016 and forward
United States—Federal	2010 and forward
United States—California	2011 and forward
Thailand	2010 and forward